Revenue from contracts with customers and trade receivables (Details 7) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	[1]	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	[1]	Mar. 31, 2021 USD ($)	[1]
Statement [Line Items]
Provision made during the year, net of reversals	₨ 4,669
Provision used during the year	(3,649)
Effect of changes in foreign exchange rates	178
Refund Liability [Member]
Statement [Line Items]
Balance at the beginning of the year	3,583			₨ 2,824
Provision made during the year, net of reversals	4,606			4,406
Provision used during the year	(3,649)	$ (21)		(3,699)	$ (20)		$ (20)
Effect of changes in foreign exchange rates	176			52
Balance at the closing of the year	4,716			3,583
Current	4,716			3,583
Non-current	₨ 0			₨ 0

[1]	The Company’s overall provision for refund liability as of March 31, 2023 relating to the Company’s North America Generics business was U.S.$35, compared to a liability of U.S.$24 as of March 31, 2022. This increase in the Company’s provision for such liability was primarily attributable to a new product launches, volume growth and product mix changes for the year ended March 31, 2023 as compared to the year ended March 31, 2022.